Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP
Commercial Mortgage Pass-Through Certificates, Series 2016-WSP

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP MZ
Commercial Mezzanine Pass-Through Certificates, Series 2016-WSP MZ

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
Academy Securities, Inc.
Drexel Hamilton, LLC

30 August 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc.
277 Park Avenue, 35th Floor
New York, New York 10172

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP Commercial Mortgage Pass-Through Certificates, Series 2016-WSP (the “CMBS Certificates”)

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP MZ Commercial Mezzanine Pass-Through Certificates, Series 2016-WSP MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine Loan (as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report to you dated 11 August 2016 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Mortgage Loan and Mezzanine Loan.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described in the Loan File to Data File Comparison AUP Report and with:
a.
An electronic data file (the “Updated Final Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties (as defined in Attachment A), Total Debt associated with the Mortgage Loan (as defined in Attachment A) and Total Debt associated with each Property (as defined in Attachment A) as of 9 September 2016 (the “Updated Cut‑off Date”),

b.	An updated underwriter’s summary report,
c.	Updated STR reports,
d.
A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the updated underwriter’s summary report or updated STR reports, as applicable, and

e.
A list of characteristics on the Updated Final Data File (the “Impacted Recalculated Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to recalculate using information on the Updated Final Data File (as described in Attachment A).

The Source Documents (as defined in the Loan File to Data File Comparison AUP Report) that are described in the Loan File to Data File Comparison AUP Report, together with the updated underwriter’s summary report and updated STR reports, are hereinafter referred to as the “Updated Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Updated Final Data File, Updated Source Documents, Impacted Compared Characteristics, Impacted Recalculated Characteristics, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File.  We were not requested to perform and we have not performed any further procedures than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File (as defined in the Loan File to Data File Comparison AUP Report).  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine Loan,
iii.	Whether the originator of the Mortgage Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

\s\ Ernst & Young LLP

30 August 2016

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The CMBS Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016‑WSP (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.
The assets of the CMBS Issuing Entity will consist primarily of a mortgage loan evidenced by a promissory note issued by 63 borrowers (collectively, the “Mortgage Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”),

c.
The Mortgage Loan is secured by, among other things, cross-collateralized and cross‑defaulted first mortgage, deed to secure debt or deed of trust liens on the Mortgage Borrowers’ fee interests in 63 extended-stay hotel properties located in 20 states (collectively, the “Properties”),

d.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”),
e.	The Mezzanine Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016‑WSP MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of one promissory note issued by WoodSpring Hotels Mezz A LLC (the “Mezzanine Borrower”) evidencing the Mezzanine Loan,
g.
The Mezzanine Loan is secured by, among other things, the pledges of the Mezzanine Borrower’s direct ownership interests in the Mortgage Borrowers and in the managing entity of each Mortgage Borrower and

h.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Attachment A Page 2 of 3

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using information on the:
a.	Updated underwriter’s summary report Updated Source Document and
b.	Updated STR report Updated Source Documents
for each Property, as applicable, we compared the Impacted Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Updated Final Data File, to the corresponding information on the applicable Updated Source Document indicated on Exhibit 1 to Attachment A and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to ignore differences of $1.00 or less for Impacted Compared Characteristics that were compared to information on the updated underwriter’s summary report Updated Source Document.

For the purpose of this procedure, the Depositor indicated that the names for certain Impacted Compared Characteristics on the Updated Final Data File have been changed from the corresponding characteristic names that were used on the Final Data File (the “Updated Compared Characteristic Names”).  For each Impacted Compared Characteristic, the characteristic name that was used on the Final Data File is shown in the “Characteristic Name” column on Exhibit 1 to Attachment A and the Updated Compared Characteristic Name, if applicable, that was used on the Updated Final Data File is shown in the “Updated Characteristic Name (if applicable)” column on Exhibit 1 to Attachment A.

2.	Using:
a.	Information on the Updated Final Data File,
b.
The Updated Cut-off Date, which the Depositor indicated supersedes all references to the Cut-off Date (as defined in the Loan File to Data File Comparison AUP Report) in the Loan File to Data File Comparison AUP Report and

c.	The instructions, assumptions and methodologies described in Items 4. and 6. through 16. in the Loan File to Data File Comparison AUP Report, as applicable, for the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, we recalculated the Impacted Recalculated Characteristics shown on Exhibit 2 to Attachment A.  We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor indicated that the names for certain Impacted Recalculated Characteristics on the Updated Final Data File have been changed from the corresponding characteristic names that were used on the Final Data File (the “Updated Recalculated Characteristic Names”).  For each Impacted Recalculated Characteristic, the characteristic name that was used on the Final Data File is shown in the “Characteristic Name” column on Exhibit 2 to Attachment A and the Updated Recalculated Characteristic Name, if applicable, that was used on the Updated Final Data File is shown in the “Updated Characteristic Name (if applicable)” column on Exhibit 2 to Attachment A.

Attachment A Page 3 of 3

3.	Using information on the:
a.	Final Data File and
b.	Updated Final Data File,
we compared each:
i.	Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Compared Characteristic,
ii.	Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Recalculated Characteristic and
iii.	Provided Characteristic (as defined in the Loan File to Data File Comparison AUP Report),
all as shown on the Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Impacted Compared Characteristics

Characteristic Name	Updated Characteristic Name (if applicable)	Updated Source Document

Units		Updated Underwriter’s Summary Report
Unit Type		Updated Underwriter’s Summary Report
2010 & Prior Capex		Updated Underwriter’s Summary Report
2011 Capex		Updated Underwriter’s Summary Report
2012 Capex		Updated Underwriter’s Summary Report
2013 Capex		Updated Underwriter’s Summary Report
2014 Capex		Updated Underwriter’s Summary Report
2015 Capex		Updated Underwriter’s Summary Report
Year-to-Date May 2016 Capex		Updated Underwriter’s Summary Report
2008 Room Revenue ($)		Updated Underwriter’s Summary Report
2009 Room Revenue ($)		Updated Underwriter’s Summary Report
2010 Room Revenue ($)		Updated Underwriter’s Summary Report
2011 Room Revenue ($)		Updated Underwriter’s Summary Report
2012 Room Revenue ($)		Updated Underwriter’s Summary Report
2013 Room Revenue ($)		Updated Underwriter’s Summary Report
2014 Room Revenue ($)		Updated Underwriter’s Summary Report
2015 Room Revenue ($)		Updated Underwriter’s Summary Report
TTM June 2016 Room Revenue ($)	TTM July 2016 Room Revenue ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast Room Revenue ($)	July 2016 Reforecast Room Revenue ($)	Updated Underwriter’s Summary Report
2008 Total Revenue ($)		Updated Underwriter’s Summary Report
2009 Total Revenue ($)		Updated Underwriter’s Summary Report
2010 Total Revenue ($)		Updated Underwriter’s Summary Report
2011 Total Revenue ($)		Updated Underwriter’s Summary Report
2012 Total Revenue ($)		Updated Underwriter’s Summary Report
2013 Total Revenue ($)		Updated Underwriter’s Summary Report
2014 Total Revenue ($)		Updated Underwriter’s Summary Report
2015 Total Revenue ($)		Updated Underwriter’s Summary Report
TTM June 2016 Total Revenue ($)	TTM July 2016 Total Revenue ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast Total Revenue ($)	July 2016 Reforecast Total Revenue ($)	Updated Underwriter’s Summary Report
2008 Total Expenses ($)		Updated Underwriter’s Summary Report
2009 Total Expenses ($)		Updated Underwriter’s Summary Report
2010 Total Expenses ($)		Updated Underwriter’s Summary Report
2011 Total Expenses ($)		Updated Underwriter’s Summary Report
2012 Total Expenses ($)		Updated Underwriter’s Summary Report
2013 Total Expenses ($)		Updated Underwriter’s Summary Report
2014 Total Expenses ($)		Updated Underwriter’s Summary Report
2015 Total Expenses ($)		Updated Underwriter’s Summary Report
TTM June 2016 Total Expenses ($)	TTM July 2016 Total Expenses ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast Total Expenses ($)	July 2016 Reforecast Total Expenses ($)	Updated Underwriter’s Summary Report
2008 NOI ($)		Updated Underwriter’s Summary Report
2009 NOI ($)		Updated Underwriter’s Summary Report
2010 NOI ($)		Updated Underwriter’s Summary Report
2011 NOI ($)		Updated Underwriter’s Summary Report
2012 NOI ($)		Updated Underwriter’s Summary Report
2013 NOI ($)		Updated Underwriter’s Summary Report
2014 NOI ($)		Updated Underwriter’s Summary Report
2015 NOI ($)		Updated Underwriter’s Summary Report
TTM June 2016 NOI ($)	TTM July 2016 NOI ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast NOI ($)	July 2016 Reforecast NOI ($)	Updated Underwriter’s Summary Report
2008 FF&E		Updated Underwriter’s Summary Report
2009 FF&E		Updated Underwriter’s Summary Report
2010 FF&E		Updated Underwriter’s Summary Report
2011 FF&E		Updated Underwriter’s Summary Report
2012 FF&E		Updated Underwriter’s Summary Report
2013 FF&E		Updated Underwriter’s Summary Report
2014 FF&E		Updated Underwriter’s Summary Report
2015 FF&E		Updated Underwriter’s Summary Report

Exhibit 1 to Attachment A

Characteristic Name	Updated Characteristic Name (if applicable)	Updated Source Document

TTM June 2016 FF&E	TTM July 2016 FF&E	Updated Underwriter’s Summary Report
June 2016 Reforecast FF&E	July 2016 Reforecast FF&E	Updated Underwriter’s Summary Report
2008 NCF ($)		Updated Underwriter’s Summary Report
2009 NCF ($)		Updated Underwriter’s Summary Report
2010 NCF ($)		Updated Underwriter’s Summary Report
2011 NCF ($)		Updated Underwriter’s Summary Report
2012 NCF ($)		Updated Underwriter’s Summary Report
2013 NCF ($)		Updated Underwriter’s Summary Report
2014 NCF ($)		Updated Underwriter’s Summary Report
2015 NCF ($)		Updated Underwriter’s Summary Report
TTM June 2016 NCF ($)	TTM July 2016 NCF ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast NCF ($)	July 2016 Reforecast NCF ($)	Updated Underwriter’s Summary Report
UW Rooms Revenues		Updated Underwriter’s Summary Report
UW Total Revenues		Updated Underwriter’s Summary Report
UW Total Expenses		Updated Underwriter’s Summary Report
Underwritten NOI ($)		Updated Underwriter’s Summary Report
Underwritten FF&E		Updated Underwriter’s Summary Report
Underwritten Net Cash Flow ($)		Updated Underwriter’s Summary Report
2008 Rooms Occupied		Updated Underwriter’s Summary Report
2009 Rooms Occupied		Updated Underwriter’s Summary Report
2010 Rooms Occupied		Updated Underwriter’s Summary Report
2011 Rooms Occupied		Updated Underwriter’s Summary Report
2012 Rooms Occupied		Updated Underwriter’s Summary Report
2013 Rooms Occupied		Updated Underwriter’s Summary Report
2014 Rooms Occupied		Updated Underwriter’s Summary Report
2015 Rooms Occupied		Updated Underwriter’s Summary Report
TTM June 2016 Rooms Occupied	TTM July 2016 Rooms Occupied	Updated Underwriter’s Summary Report
June 2016 Reforecast Rooms Occupied	July 2016 Reforecast Rooms Occupied	Updated Underwriter’s Summary Report
2008 Rooms Available		Updated Underwriter’s Summary Report
2009 Rooms Available		Updated Underwriter’s Summary Report
2010 Rooms Available		Updated Underwriter’s Summary Report
2011 Rooms Available		Updated Underwriter’s Summary Report
2012 Rooms Available		Updated Underwriter’s Summary Report
2013 Rooms Available		Updated Underwriter’s Summary Report
2014 Rooms Available		Updated Underwriter’s Summary Report
2015 Rooms Available		Updated Underwriter’s Summary Report
TTM June 2016 Rooms Occupied	TTM July 2016 Rooms Occupied	Updated Underwriter’s Summary Report
June 2016 Reforecast Rooms Available	July 2016 Reforecast Rooms Available	Updated Underwriter’s Summary Report
2008 Occupancy		Updated Underwriter’s Summary Report
2009 Occupancy		Updated Underwriter’s Summary Report
2010 Occupancy		Updated Underwriter’s Summary Report
2011 Occupancy		Updated Underwriter’s Summary Report
2012 Occupancy		Updated Underwriter’s Summary Report
2013 Occupancy		Updated Underwriter’s Summary Report
2014 Occupancy		Updated Underwriter’s Summary Report
2015 Occupancy		Updated Underwriter’s Summary Report
TTM June 2016 Occupancy	TTM July 2016 Occupancy	Updated Underwriter’s Summary Report
June 2016 Reforecast Occupancy	July 2016 Reforecast Occupancy	Updated Underwriter’s Summary Report
2008 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2009 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2010 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2011 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2012 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2013 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2014 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
2015 Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
TTM June 2016 Average Daily Room Rate ($)	TTM July 2016 Average Daily Room Rate ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast Average Daily Room Rate ($)	July 2016 Reforecast Average Daily Room Rate ($)	Updated Underwriter’s Summary Report

Exhibit 1 to Attachment A

Characteristic Name	Updated Characteristic Name (if applicable)	Updated Source Document

2008 RevPAR ($)		Updated Underwriter’s Summary Report
2009 RevPAR ($)		Updated Underwriter’s Summary Report
2010 RevPAR ($)		Updated Underwriter’s Summary Report
2011 RevPAR ($)		Updated Underwriter’s Summary Report
2012 RevPAR ($)		Updated Underwriter’s Summary Report
2013 RevPAR ($)		Updated Underwriter’s Summary Report
2014 RevPAR ($)		Updated Underwriter’s Summary Report
2015 RevPAR ($)		Updated Underwriter’s Summary Report
TTM June 2016 RevPAR ($)	TTM July 2016 RevPAR ($)	Updated Underwriter’s Summary Report
June 2016 Reforecast RevPAR ($)	July 2016 Reforecast RevPAR ($)	Updated Underwriter’s Summary Report
Underwritten Occupied Rooms		Updated Underwriter’s Summary Report
Underwritten Rooms Available		Updated Underwriter’s Summary Report
Underwritten Occupancy		Updated Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)		Updated Underwriter’s Summary Report
Underwritten RevPAR ($)		Updated Underwriter’s Summary Report
TTM May 2014 Occupancy Penetration Index	TTM July 2014 Occupancy Penetration Index	Updated STR Report
TTM May 2015 Occupancy Penetration Index	TTM July 2015 Occupancy Penetration Index	Updated STR Report
TTM May 2016 Occupancy Penetration Index	TTM July 2016 Occupancy Penetration Index	Updated STR Report
TTM May 2014 ADR Penetration Index	TTM July 2014 ADR Penetration Index	Updated STR Report
TTM May 2015 ADR Penetration Index	TTM July 2015 ADR Penetration Index	Updated STR Report
TTM May 2016 ADR Penetration Index	TTM July 2016 ADR Penetration Index	Updated STR Report
TTM May 2014 RevPAR Penetration Index	TTM July 2014 RevPAR Penetration Index	Updated STR Report
TTM May 2015 RevPAR Penetration Index	TTM July 2015 RevPAR Penetration Index	Updated STR Report
TTM May 2016 RevPAR Penetration Index	TTM July 2016 RevPAR Penetration Index	Updated STR Report

Exhibit 2 to Attachment A

Impacted Recalculated Characteristics

Related to	Characteristic Name	Updated Characteristic Name (if applicable)

Mortgage Loan and Mezzanine Loan	Seasoning
Mortgage Loan	Remaining Mortgage Loan Term to Maturity
Mezzanine Loan	Remaining Mezzanine Loan Term to Maturity
Mortgage Loan	Remaining Mortgage Loan Amortization Term
Mezzanine Loan	Remaining Mezzanine Loan Amortization Term
Mortgage Loan and Properties	Cut-off Date Allocated Loan Amount ($)
Mezzanine Loan and Properties	Current Allocated Mezzanine Loan Balance
Total Debt associated with the Mortgage Loan and Total Debt associated with each Property	Current Allocated Total Debt Balance
Properties	Percentage of Cut-off Date Allocated Loan Amount
Total Debt associated with the Mortgage Loan	Total Debt Interest Rate
Total Debt associated with the Mortgage Loan	Total Debt Interest Rate at LIBOR Cap
Mortgage Loan	Annual Mortgage Debt Service
Mortgage Loan	Monthly Mortgage Debt Service
Mortgage Loan	Annual Mortgage Debt Service at LIBOR Cap
Mortgage Loan	Monthly Mortgage Debt Service at LIBOR Cap
Mezzanine Loan	Annual Securitized Mezzanine Debt Service
Mezzanine Loan	Monthly Securitized Mezzanine Debt Service
Mezzanine Loan	Annual Securitized Mezzanine Debt Service at LIBOR Cap
Mezzanine Loan	Monthly Securitized Mezzanine Debt Service at LIBOR Cap
Total Debt associated with the Mortgage Loan	Annual Total Debt Service
Total Debt associated with the Mortgage Loan	Annual Total Debt Service at LIBOR Cap
Mortgage Loan	Mortgage Loan NOI DSCR
Mortgage Loan	Mortgage Loan NCF DSCR
Mortgage Loan	Mortgage Loan NOI DSCR at LIBOR Cap
Mortgage Loan	Mortgage Loan NCF DSCR at LIBOR Cap
Mortgage Loan	Current Mortgage Loan LTV
Mortgage Loan	Mortgage Loan TTM June 2016 NOI DY	Mortgage Loan TTM July 2016 NOI DY
Mortgage Loan	Mortgage Loan TTM June 2016 NCF DY	Mortgage Loan TTM July 2016 NCF DY
Mortgage Loan and Properties	Mortgage Loan Allocated Loan Amount per Key ($)
Total Debt associated with the Mortgage Loan	Securitized Debt NOI DSCR
Total Debt associated with the Mortgage Loan	Securitized Debt NCF DSCR
Total Debt associated with the Mortgage Loan	Securitized Debt NOI DSCR at LIBOR Cap
Total Debt associated with the Mortgage Loan	Securitized Debt NCF DSCR at LIBOR Cap
Total Debt associated with the Mortgage Loan	Total Debt NOI DSCR
Total Debt associated with the Mortgage Loan	Total Debt NCF DSCR
Total Debt associated with the Mortgage Loan	Total Debt NOI DSCR at LIBOR Cap
Total Debt associated with the Mortgage Loan	Total Debt NCF DSCR at LIBOR Cap
Total Debt associated with the Mortgage Loan	Current Securitized Debt LTV
Total Debt associated with the Mortgage Loan	Current Total Debt LTV
Total Debt associated with the Mortgage Loan	Securitized Debt TTM June 2016 NOI DY	Securitized Debt TTM July 2016 NOI DY
Total Debt associated with the Mortgage Loan	Securitized Debt TTM June 2016 NCF DY	Securitized Debt TTM July 2016 NCF DY
Total Debt associated with the Mortgage Loan	Total Debt TTM June 2016 NOI DY	Total Debt TTM July 2016 NOI DY
Total Debt associated with the Mortgage Loan	Total Debt TTM June 2016 NCF DY	Total Debt TTM July 2016 NCF DY
Total Debt associated with the Mortgage Loan and Total Debt associated with each Property	Securitized Debt per Key
Total Debt associated with the Mortgage Loan and Total Debt associated with each Property	Total Debt per Key